Related-Party Transactions, Summary of Transactions (Details) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012		Sep. 30, 2011
Related Party Transactions [Abstract]
Revenues		$ 98,052,000	[1]	$ 50,583,000
Operating and maintenance expenses (a)		12,212,000	[2]	27,724,000	[2]
General and administrative expenses		9,347,000		5,872,000
Imbalance settlement gains		7,691,000	[1]	5,493,000
Cash distribution paid to Tesoro		27,100,000
Declaration date	Oct. 17, 2012
Cash distribution declared to Tesoro	$ 8,200,000

[1]	Adjusted to include the historical results of the Anacortes rail unloading facility. See Notes A and B for further discussion.
[2]	Operating and maintenance expenses include imbalance settlement gains of $7.7 million and $5.5 million for the nine months ended September 30, 2012 and 2011, respectively.